OTHER ASSETS (Narrative) (Details) (USD $)	12 Months Ended		191 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
OTHER ASSETS [Abstract]
Amortization expense	$ 25,289	$ 15,399	$ 107,691
2013	25,000		25,000
2014	25,000		25,000
2015	25,000		25,000
2016	25,000		25,000
2017	$ 25,000		$ 25,000